Share Capital/Treasury Shares - Summary of Share Capital (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 29, 2023
Disclosure of classes of share capital [line items]
Proceeds from the exercise of stock options	$ 83	$ 151	$ 392	$ 141	$ 6,029
Class A Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	500,000,000					500,000,000
Par value per share	$ 0.0001					$ 0.0001
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000					100,000,000
Par value per share	$ 0.0001					$ 0.0001
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	50,000,000					50,000,000
Par value per share	$ 0.0001					$ 0.0001
Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Share based compensation by share based award weighted average exercise price of share options exercised	$ 0.125	$ 0.022	$ 0.046	$ 0.022	$ 0.232
Proceeds from the exercise of stock options					$ 3,099
Exercise Price One [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	23,893	158,333	498,958	6,004,989	2,873,037
Share based compensation by share based award weighted average exercise price of share options exercised	$ 0.28	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Exercise Price Two [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	16,202	6,750,000	7,088,541	134,375	23,076,923
Share based compensation by share based award weighted average exercise price of share options exercised	$ 2.93	$ 0.02	$ 0.02	$ 0.02	$ 0.26
Stock issued during the period early exercise of stock options shares					11,918,299
Exercise Price Three [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	4,122	25,000	101,146	371,771
Share based compensation by share based award weighted average exercise price of share options exercised	$ 3.63	$ 0.21	$ 0.21	$ 0.21
Exercise Price Four [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	3,226	40,625	863,542
Share based compensation by share based award weighted average exercise price of share options exercised	$ 4.32	$ 0.26	$ 0.26